Statements of Appropriation of Retained Earnings (Disposition of Deficit) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Appropriation of Retained Earnings [Line Items]
Undisposed deficit carried over from prior years	₩ (7,956,579)
Net loss	(4,716,144)	₩ (24,429,108)	₩ (5,215,581)
Remeasurement of the defined benefit plan	(271,724)	663,095	₩ 210,409
Separate [member]
Statement of Appropriation of Retained Earnings [Line Items]
Undisposed deficit carried over from prior years	0	0
Net loss	(3,249,233)	(25,297,713)
Remeasurement of the defined benefit plan	(149,474)	327,056
Retained earnings before appropriations	(3,398,707)	(24,970,657)
Transfer from voluntary reserves	2,812,314	24,970,657
Subtotal (I+II)	(586,393)	0
Disposition of deficit	586,393	0
Undisposed deficit to be carried over forward to subsequent year	₩ 0	₩ 0